Related Party Transactions (Details Narrative) - USD ($)										1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 15, 2023	Oct. 12, 2022	Oct. 03, 2022	Sep. 12, 2022	Oct. 18, 2021	Sep. 15, 2021	Mar. 29, 2021	Feb. 07, 2021	Jan. 02, 2021	May 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Jan. 28, 2022	Jul. 26, 2021	Jan. 01, 2021
Related Party Transaction [Line Items]
Common stock issued for services											$ 84,000	$ 134,128	$ 173,850	$ 134,128	$ 134,128	$ 133,755
Shares Issued, Price Per Share																	$ 0.50	$ 0.13
Stock Issued During Period, Value, New Issues		$ 15,000											$ 300,000
Preferred Stock, Par or Stated Value Per Share											$ 0.001		$ 0.001		$ 0.001	$ 0.001
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross															134,128
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term													7 years 4 months 13 days
Share-Based Payment Arrangement, Noncash Expense													$ 121,052	$ 123,440	$ 339,133	$ 133,755
2019 Stock Incentive Plan [Member]
Related Party Transaction [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross													10,392,000
Series B Preferred Stock [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, New Issues		10,000	3,333,300	10,000
Stock Issued During Period, Value, New Issues		$ 150,000	$ 499,995	$ 150,000
Preferred Stock, Par or Stated Value Per Share															$ 15
ISIAH International, LLC [Member] | Share Purchase Agreement [Member] | Series B Preferred Stock [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, New Issues								200,000
Conversion of stock, shares issuable								20,000,000
Shares Issued, Price Per Share								$ 15
Stock Issued During Period, Value, New Issues								$ 3,000,000
Preferred Stock, Par or Stated Value Per Share								$ 15
Preferred Stock, Convertible, Conversion Price								$ 0.15
Stock Issued During Period, Shares, Purchase of Assets								200,000
President [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Shares, issued for services	1,500,000
Common stock issued for services	$ 89,850
Dr.Kenneth Perego II [Member]
Related Party Transaction [Line Items]
Repayments of Related Party Debt							$ 27,201
Debt Instrument, Face Amount							26,000
Interest Payable							$ 1,201
Dr.Kenneth Perego II [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Other Liabilities															$ 65,382
Mr Timothy Woods [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Other Liabilities															2,505
Isiah Thomas [Member]
Related Party Transaction [Line Items]
Repayments of Related Party Debt					$ 52,918	$ 130,610
Debt Instrument, Face Amount					50,000	125,000
Interest Payable					$ 2,918	$ 5,610
Isiah L Thomas III [Member] | 2019 Stock Incentive Plan [Member]
Related Party Transaction [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross									5,500,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Exercise Price									$ 0.13										$ 0.13
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term									10 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate									192.00%
Share Price									$ 0.1174
Share based compensation arrangement by share based payment award options call option value									$ 645,624
Share-Based Payment Arrangement, Noncash Expense															117,388	410,853
Unamortized expenses															$ 117,383
Isiah L Thomas III [Member] | 2019 Stock Incentive Plan [Member] | Eleven Quarters [Member]
Related Party Transaction [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares									250,000
Isiah L Thomas III [Member] | 2019 Stock Incentive Plan [Member] | Vesting Immediately [Member]
Related Party Transaction [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares									2,750,000
Isiah L Thomas III [Member] | 2019 Stock Incentive Plan [Member] | Vesting Quarterly [Member]
Related Party Transaction [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares									2,750,000
Isiah L Thomas III [Member] | Series B Preferred Stock [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, New Issues										3,334
Shares Issued, Price Per Share										$ 15
Proceeds from Issuance of Preferred Stock and Preference Stock										$ 50,010
Dr Ken Perego [Member] | 2019 Stock Incentive Plan [Member]
Related Party Transaction [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross									350,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Exercise Price									$ 0.13
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term									10 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate									192.00%
Share Price									$ 0.1170
Share based compensation arrangement by share based payment award options call option value									$ 40,943
Share-Based Payment Arrangement, Noncash Expense																$ 40,943